Elfun Tax-Exempt Income Fund

Schedule of Investments	September 30, 2019 (Unaudited)

		Principal Amount	Fair Value
Municipal Bonds and Notes – 99.2% †
Alaska – 0.2%
Alaska Housing Finance Corp.
5.00%	12/01/27	$2,115,000	$2,317,448	(a)
5.00%	12/01/27	385,000	419,107
			2,736,555
Arizona – 1.8%
Maricopa County Industrial Development Authority
4.00%	01/01/41	3,000,000	3,334,470
Phoenix Civic Improvement Corp. (NPFG Insured)
5.50%	07/01/23 - 07/01/24	7,260,000	8,521,695	(b)
Salt River Project Agricultural Improvement & Power District
5.00%	12/01/21	7,500,000	7,824,150
University of Arizona
5.00%	06/01/46	5,000,000	5,882,050
			25,562,365
Arkansas – 0.3%
University of Arkansas
5.00%	11/01/46 - 11/01/47	3,580,000	4,308,095
			4,308,095
California – 12.5%
California Educational Facilities Authority
6.13%	10/01/36	1,500,000	1,648,665	(a)
California Health Facilities Financing Authority
5.00%	11/15/39 - 11/15/49	6,315,000	7,480,072
5.50%	08/15/26	5,000,000	5,187,550	(a)
California State Department of Water Resources
5.00%	05/01/21 - 12/01/29	14,700,000	16,653,361
5.00%	12/01/21	5,000	5,415	(c)
5.00%	12/01/29	30,000	35,807	(a)
California State Public Works Board
5.00%	10/01/28	1,500,000	1,608,525
5.13%	10/01/31	2,000,000	2,149,620
5.25%	09/01/29	10,160,000	11,627,104
California State University
4.00%	11/01/45	5,900,000	6,492,537
City of Los Angeles Wastewater System Revenue
5.00%	06/01/43	10,000,000	12,370,600
Compton Unified School District GO, Series 2019 B, (BAM Insured)
4.00%	06/01/49	6,000,000	6,645,480
East Bay Municipal Utility District Water System Revenue
5.00%	06/01/44	4,000,000	5,060,840
Fresno Unified School District
4.00%	08/01/47	5,000,000	5,380,950
Los Angeles Department of Water & Power Power System Revenue
5.00%	07/01/48	5,500,000	6,749,930
Mount San Antonio Community College District
4.00%	08/01/49	3,000,000	3,448,080
San Diego Community College District
5.00%	08/01/41	10,000,000	10,721,700	(a)
San Francisco City & County Airport Commission-San Francisco International Airport
5.00%	05/01/48 - 05/01/49	17,500,000	21,426,900
State of California
4.00%	04/01/49	700,000	791,511
5.00%	02/01/31 - 08/01/46	21,720,000	24,683,064
5.25%	04/01/35 - 11/01/40	12,750,000	13,409,440
University of California
5.00%	05/15/38 - 05/15/48	9,000,000	10,592,900
			174,170,051
Colorado – 2.4%
Colorado Health Facilities Authority
4.00%	08/01/49	5,100,000	5,480,001
5.00%	06/01/47	1,750,000	2,188,970	(a)
Metro Wastewater Reclamation District
5.00%	04/01/27	1,730,000	1,885,475
Regional Transportation District
4.25%	11/01/36	3,405,000	4,406,989

		Principal Amount	Fair Value
5.00%	11/01/27 - 11/01/29	$13,760,000	$16,961,499
5.38%	06/01/31	2,500,000	2,560,850
			33,483,784
Connecticut – 4.9%
Connecticut State Health & Educational Facility Authority
5.00%	07/01/40	6,775,000	6,959,145	(a)
5.00%	07/01/46	6,500,000	7,566,065
South Central Connecticut Regional Water Authority
5.00%	08/01/27 - 08/01/28	2,195,000	2,481,124
State of Connecticut
4.00%	08/01/33	1,000,000	1,101,810
5.00%	01/01/22 - 05/01/37	15,600,000	17,553,146
State of Connecticut Special Tax Revenue
4.00%	09/01/36	5,000,000	5,510,050
5.00%	10/01/27 - 10/01/36	23,325,000	26,705,452
Town of Fairfield
5.00%	08/01/21	1,000,000	1,069,900
			68,946,692
Delaware – 1.1%
Delaware State Health Facilities Authority
5.00%	10/01/40	6,300,000	6,504,057
Delaware Transportation Authority
5.00%	06/01/45	6,680,000	7,675,654
State of Delaware
5.00%	07/01/28	825,000	847,737	(a)
5.00%	07/01/28	175,000	179,769
			15,207,217
District of Columbia – 2.7%
District of Columbia
4.00%	10/15/39 - 10/15/44	9,485,000	10,793,646
5.00%	06/01/38 - 04/01/42	7,430,000	8,693,021
5.00%	04/01/42	1,820,000	2,275,965	(a)
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
5.00%	10/01/44	5,000,000	6,102,100
Washington Metropolitan Area Transit Authority
5.00%	07/01/34 - 07/01/43	8,375,000	10,176,251
			38,040,983
Florida – 1.5%
City of Tampa Water & Wastewater System Revenue
5.00%	10/01/27	8,560,000	9,168,787
County of Miami-Dade FL Water & Sewer System Revenue
5.00%	10/01/43	5,000,000	6,145,050
Martin County Health Facilities Authority
4.00%	01/01/46	5,000,000	5,577,600
			20,891,437
Georgia – 6.8%
Atlanta Development Authority
5.25%	07/01/40	8,925,000	10,555,954
City of Atlanta Department of Aviation
5.00%	01/01/25 - 01/01/34	18,500,000	20,081,815
City of Atlanta Water & Wastewater Revenue
5.00%	11/01/41	5,000,000	6,080,550
5.25%	11/01/30	5,690,000	6,523,244
6.25%	11/01/39	10,000,000	10,039,800	(a)
City of Atlanta Water & Wastewater Revenue (AGMC Insured)
5.75%	11/01/27 - 11/01/30	9,500,000	12,989,155	(b)
Gwinnett County Development Authority
5.00%	07/01/37 - 07/01/40	9,325,000	11,183,802
Municipal Electric Authority of Georgia
5.00%	01/01/35	5,500,000	6,229,905
State of Georgia
4.00%	07/01/36	10,000,000	11,550,100
			95,234,325

Elfun Tax-Exempt Income Fund

Schedule of Investments	September 30, 2019 (Unaudited)

		Principal Amount	Fair Value
Hawaii – 1.6%
State of Hawaii
5.00%	01/01/36	$4,850,000	$6,148,975
State of Hawaii Airports System Revenue
5.25%	07/01/24	15,800,000	16,265,784
			22,414,759
Illinois – 5.1%
City of Chicago O’Hare International Airport Revenue
5.00%	01/01/46 - 01/01/48	7,000,000	8,407,490
5.25%	01/01/42	8,000,000	9,623,680
5.63%	01/01/35	4,035,000	4,253,737	(a)
5.63%	01/01/35	965,000	1,013,800
5.75%	01/01/39	9,655,000	10,193,266	(a)
5.75%	01/01/39	1,845,000	1,939,962
Metropolitan Pier & Exposition Authority (NPFG Insured)
5.65%	06/15/22	785,000	874,189	(b,c)
5.65%	06/15/22	3,520,000	3,848,522	(b)
Southwestern Illinois Development Authority (NPFG Insured)
5.00%	10/01/21	195,000	209,060	(b,c)
5.00%	10/01/21	3,805,000	4,062,941	(b)
State of Illinois
4.00%	09/01/27	170,000	170,182
5.00%	11/01/23 - 03/01/31	24,690,000	27,207,256
			71,804,085
Indiana – 0.5%
Indianapolis Local Public Improvement Bond Bank
4.00%	02/01/44	6,500,000	7,279,545
Kentucky – 2.1%
Kentucky State Property & Building Commission
5.00%	02/01/33 - 04/01/37	11,705,000	13,710,896
Louisville & Jefferson County Metropolitan Sewer District
5.00%	05/15/30	14,340,000	15,377,356
			29,088,252
Louisiana – 0.0% *
Louisiana Public Facilities Authority
5.00%	05/15/47	10,000	12,169	(a)
Maine – 0.2%
Maine Health & Higher Educational Facilities Authority
5.25%	07/01/21	315,000	324,042	(a)
5.25%	07/01/21	1,475,000	1,517,259
Maine Turnpike Authority
5.00%	07/01/42	1,000,000	1,091,430
			2,932,731
Maryland – 2.9%
City of Baltimore
5.00%	07/01/38 - 07/01/46	23,375,000	27,171,904
County of Prince George’s
5.00%	09/15/24	3,450,000	3,700,297
5.00%	09/15/25	5,340,000	5,727,257	(a)
Maryland Economic Development Corp.
5.75%	06/01/35	3,000,000	3,087,300	(a)
Maryland Health & Higher Educational Facilities Authority
5.00%	07/01/34 - 08/15/41	1,355,000	1,424,225
			41,110,983
Massachusetts – 4.2%
Commonwealth of Massachusetts
4.00%	05/01/44	3,045,000	3,407,964
5.00%	03/01/46	7,000,000	7,901,810
5.25%	09/01/43 - 01/01/44	17,825,000	22,390,405
Massachusetts Department of Transportation
5.00%	01/01/37	10,000,000	10,091,300
Massachusetts Development Finance Agency
4.00%	06/01/49	1,000,000	1,072,780
Massachusetts School Building Authority
5.00%	08/15/28	5,000,000	5,514,850
Massachusetts Water Resources Authority

		Principal Amount	Fair Value
5.00%	08/01/32	$4,140,000	$4,650,917
5.00%	08/01/41	3,000,000	3,198,390	(a)
			58,228,416
Michigan – 1.4%
Lansing Board of Water & Light
5.00%	07/01/37	3,500,000	3,713,990
Michigan Finance Authority
5.00%	12/01/47 - 11/15/48	7,500,000	8,603,455
State of Michigan
5.00%	03/15/27	4,415,000	5,494,732
University of Michigan Revenue
5.00%	04/01/46	1,000,000	1,183,170
			18,995,347
Minnesota – 1.1%
City of Minneapolis
4.00%	11/15/48	1,000,000	1,104,170
City of Rochester
4.00%	11/15/48	5,330,000	5,993,372
City of St. Cloud
5.00%	05/01/48	2,000,000	2,436,040
Housing & Redevelopment Authority of The City of Saint Paul Minnesota
4.00%	11/15/43	1,000,000	1,099,970
University of Minnesota
5.00%	09/01/39	4,350,000	5,341,887
			15,975,439
Missouri – 1.7%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District
5.00%	10/01/44	8,010,000	8,784,006
Health & Educational Facilities Authority of the State of Missouri
4.00%	11/15/48	2,200,000	2,416,238
Kansas City Sanitary Sewer System Revenue
4.00%	01/01/40	1,725,000	1,874,023
Metropolitan St. Louis Sewer District
5.00%	05/01/45 - 05/01/46	3,000,000	3,519,975
Missouri Highway & Transportation Commission
5.00%	05/01/21	4,610,000	4,711,005
Missouri Joint Municipal Electric Utility Commission
5.00%	01/01/34	1,950,000	2,203,246
Missouri State Environmental Improvement & Energy Resources Authority
5.00%	01/01/24	525,000	526,570
			24,035,063
New Jersey – 6.2%
New Jersey Economic Development Authority
5.00%	06/15/41 - 06/15/43	11,750,000	13,352,057
5.25%	06/15/40	4,000,000	4,529,080
New Jersey Educational Facilities Authority
5.50%	09/01/30 - 09/01/33	14,700,000	17,410,470
New Jersey Health Care Facilities Financing Authority (AGMC Insured)
4.13%	07/01/38	6,215,000	6,666,582	(b)
New Jersey State Turnpike Authority
5.00%	01/01/33 - 01/01/45	15,400,000	17,950,905
5.00%	01/01/38	4,000,000	4,406,040	(a)
New Jersey Transportation Trust Fund Authority
5.00%	12/15/34 - 06/15/45	7,250,000	8,370,498
5.25%	06/15/36	7,350,000	7,753,662
New Jersey Turnpike Authority
4.00%	01/01/48	5,000,000	5,589,700
			86,028,994
New Mexico – 0.1%
New Mexico Finance Authority
5.00%	06/15/23	1,750,000	1,794,993
New York – 11.6%
City of New York
5.00%	08/01/26 - 04/01/43	7,500,000	9,143,280
Hudson Yards Infrastructure Corp.
4.00%	02/15/44	5,830,000	6,490,656
5.00%	02/15/39 - 02/15/45	11,000,000	13,231,870

Elfun Tax-Exempt Income Fund

Schedule of Investments	September 30, 2019 (Unaudited)

		Principal Amount	Fair Value
Metropolitan Transportation Authority
5.00%	11/15/29 - 11/15/37	$7,960,000	$9,112,070
Metropolitan Transportation Authority (AGMC Insured) Class B
4.00%	11/15/49	5,000,000	5,570,800
New York City Transitional Finance Authority Building Aid Revenue
5.00%	07/15/36	6,000,000	7,473,180
New York City Transitional Finance Authority Future Tax Secured Revenue
4.00%	11/01/42	5,000,000	5,684,650
5.00%	11/01/21 - 02/01/43	32,500,000	36,271,125
New York City Water & Sewer System
5.00%	06/15/49	6,460,000	7,849,933
New York Liberty Development Corp.
2.63%	09/15/69	3,500,000	3,555,335	(d)
2.80%	09/15/69	2,500,000	2,542,325	(d)
5.00%	11/15/44	5,000,000	5,348,600
5.13%	01/15/44	10,000,000	10,114,500	(a)
New York State Dormitory Authority
4.00%	08/01/38 - 07/01/41	6,655,000	7,538,806
5.00%	03/15/45 - 07/01/46	16,500,000	20,098,895
6.00%	07/01/40	2,000,000	2,070,240	(a)
Port Authority of New York & New Jersey
5.00%	11/15/47 - 09/01/48	6,500,000	7,918,665
Westchester County Healthcare Corp.
6.13%	11/01/37	2,220,000	2,336,750	(a)
6.13%	11/01/37	280,000	294,017
			162,645,697
North Carolina – 1.5%
City of Charlotte
5.00%	06/01/23	4,320,000	4,426,704
City of Charlotte NC Airport Revenue
4.00%	07/01/44	3,150,000	3,590,527
North Carolina Capital Facilities Finance Agency
4.00%	10/01/44	2,000,000	2,213,580
North Carolina Medical Care Commission
4.00%	06/01/42	1,500,000	1,655,415
State of North Carolina
4.75%	05/01/30	4,130,000	4,213,798	(a)
The University of North Carolina at Charlotte
5.00%	10/01/47	3,545,000	4,296,682
			20,396,706
Ohio – 5.0%
City of Columbus
5.00%	07/01/26 - 08/15/30	18,055,000	20,545,650	(a)
County of Franklin
5.00%	12/01/47	1,125,000	1,339,920
Cuyahoga Community College District
5.00%	08/01/26	1,800,000	1,822,284	(a)
Northeast Ohio Regional Sewer District
4.00%	11/15/43	7,550,000	8,488,843
5.00%	11/15/38	12,000,000	13,592,040	(a)
Ohio State Turnpike Commission
5.25%	02/15/39	18,250,000	20,302,030
University of Cincinnati
5.00%	06/01/45	3,500,000	4,207,490
			70,298,257
Oklahoma – 0.7%
Oklahoma Capital Improvement Authority
5.00%	07/01/28 - 07/01/29	5,000,000	5,800,860
Oklahoma Turnpike Authority
5.00%	01/01/28	3,500,000	3,656,310
			9,457,170
Oregon – 1.0%
Eugene Water Revenue
4.00%	08/01/45	1,000,000	1,092,320
Salem-Keizer School District No 24J
5.00%	06/15/37	10,000,000	12,529,900
			13,622,220

		Principal Amount	Fair Value
Pennsylvania – 5.3%
Allegheny County Hospital Development Authority
4.00%	07/15/39	$1,500,000	$1,678,875
City of Philadelphia
5.00%	02/01/24 - 08/01/36	8,605,000	10,292,444
City of Philadelphia Water & Wastewater Revenue
5.00%	01/01/36 - 10/01/47	23,000,000	26,521,430
Delaware River Joint Toll Bridge Commission
5.00%	07/01/26	1,000,000	1,234,590
Delaware River Port Authority
5.00%	01/01/29 - 01/01/40	8,600,000	10,210,089
General Authority of Southcentral Pennsylvania
4.00%	06/01/49	3,015,000	3,354,097
Montgomery County Higher Education & Health Authority
4.00%	09/01/49	3,000,000	3,248,820
Pennsylvania Economic Development Financing Authority
4.00%	11/15/42	5,000,000	5,469,850
Pennsylvania Turnpike Commission
6.00%	12/01/34	12,000,000	12,650,640	(a)
			74,660,835
Rhode Island – 0.6%
Rhode Island Health & Educational Building Corp.
5.00%	09/01/43	5,000,000	5,567,550
Rhode Island Infrastructure Bank Water Pollution Control Revenue
5.00%	10/01/28	2,200,000	2,667,522
			8,235,072
South Carolina – 1.6%
Piedmont Municipal Power Agency
5.00%	01/01/25	2,315,000	2,489,829
Piedmont Municipal Power Agency (AGC Insured)
5.75%	01/01/34	5,500,000	5,900,620	(b)
South Carolina State Public Service Authority
5.00%	12/01/37 - 12/01/38	12,000,000	14,074,740
			22,465,189
Tennessee – 0.7%
City of Memphis
4.00%	06/01/46	5,000,000	5,440,150
County of Shelby
5.00%	03/01/21	3,500,000	3,553,655
			8,993,805
Texas – 7.3%
City of Austin Airport System Revenue
5.00%	11/15/46	3,000,000	3,539,340
City of Austin Water & Wastewater System Revenue
5.00%	11/15/42	13,595,000	15,029,544
City of Dallas Waterworks & Sewer System Revenue
5.00%	10/01/46	3,550,000	4,277,999
City of Houston Utility System Revenue
5.00%	05/15/28 - 11/15/33	10,470,000	11,499,914
5.25%	11/15/30 - 11/15/31	12,000,000	12,527,640	(a)
Dallas/Fort Worth International Airport
5.25%	11/01/29	5,000,000	5,745,050
Harris County-Houston Sports Authority
5.00%	11/15/30	2,000,000	2,306,860
Lower Colorado River Authority
5.00%	05/15/44	2,000,000	2,385,940
North Texas Tollway Authority
5.00%	01/01/26 - 01/01/48	9,000,000	10,831,385
5.00%	09/01/31	3,500,000	3,741,885	(a)
6.00%	01/01/38	5,000,000	5,287,100	(a)
Texas Transportation Commission State Highway Fund
5.00%	04/01/23	10,750,000	12,110,735
The University of Texas System
5.00%	08/15/26	10,000,000	12,355,100
			101,638,492

Elfun Tax-Exempt Income Fund

Schedule of Investments	September 30, 2019 (Unaudited)

		Principal Amount	Fair Value
Utah – 0.9%
Utah State Board of Regents
5.00%	11/01/30	$4,000,000	$4,166,520
Utah Transit Authority
5.00%	06/15/42	3,045,000	3,340,639	(a)
5.00%	06/15/42	4,455,000	4,809,707
			12,316,866
Virginia – 1.7%
County of Fairfax
4.00%	10/01/35	6,645,000	7,713,450
University of Virginia
5.00%	04/01/47	6,000,000	7,294,980
Virginia Resources Authority
4.00%	11/01/41	5,585,000	6,271,787
5.00%	11/01/46	1,720,000	2,063,862
			23,344,079

	Number of Shares	Fair Value
Total Municipal Bonds and Notes (Cost $1,296,600,858)		1,386,356,668
Short-Term Investments – 0.1%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 1.92% (Cost $1,719,394)	1,719,394	$1,719,394	(e,f)
Total Investments (Cost $1,298,320,252)		1,388,076,062
Other Assets and Liabilities, net – 0.7%		10,396,855

NET ASSETS – 100.0%		$1,398,472,917

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)

Pre-refunded bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and are used to pay principal and interest on the tax-exempt issue to retire the bonds at the earliest refunding date.

(b)	The security is insured by AGC, AGMC, AMBAC, FGIC or NPFG. The Elfun Tax-Exempt Fund had no insurance concentrations of 5% or greater as of September 30, 2019 (as a percentage of net assets).
(c)	Escrowed to maturity bonds are collateralized by U.S. Treasury securities which are held in escrow by a Trustee and are used to pay principal and interest on such bonds.
(d)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (“TBA”) in the future.
(e)	Coupon amount represents effective yield.
(f)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of September 30, 2019.
*	Less than 0.05%.

Abbreviations:

AGC	Assured Guaranty Corporation
AGMC	Assured Guaranty Municipal Company
AMBAC	American Municipal Bond Assurance Corporation
BAM	Build America Mutual Assurance Company
FGIC	Financial Guaranty Insurance Corporations
NPFG	National Public Finance Guaranty Corporation

The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2019:

Fund	Investments	Level 1	Level 2	Level 3	Total
Elfun Tax-Exempt Income Fund	Investments in Securities
	Municipal Bonds and Notes	$—	$1,386,356,668	$—	$1,386,356,668
	Short-Term Investments	1,719,394	—	—	1,719,394

	Total Investments in Securities	$1,719,394	$1,386,356,668	$—	$1,388,076,062

Elfun Tax-Exempt Income Fund

Schedule of Investments	September 30, 2019 (Unaudited)

Affiliate Table

	Number of Shares Held at 12/31/18	Value At 12/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	12,476,076	$12,476,076	$215,462,878	$226,219,560	—	—	1,719,394	$1,719,394	226,975

Elfun Tax-Exempt Income Fund

Notes to Schedule of Investments	September 30, 2019 (Unaudited)

Security Valuation

The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.

Valuation techniques used to value the Fund’s investments by major category are as follows:

•

Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Fund’s investments according to the fair value hierarchy as of September 30, 2019 is disclosed in the Fund’s Schedule of Investments.

Income Taxes

At September 30, 2019, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:

	Cost of Investments for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
Elfun Tax-Exempt Income Fund	$1,298,353,272	$91,627,655	$1,904,865	$89,722,790